Rule 497(e)
                                                 File Nos. 33-84450 and 811-8782


                            THE MONTGOMERY FUNDS III

                      Supplement dated May 22, 1998, to the

                               Prospectus for the
               Montgomery Variable Series: International Cap Fund
                              dated April 30, 1998


Effective May 22, 1998, the Montgomery Variable Series: International Small Cap Fund will be closed to new investors.